Basis of preparation, material accounting policies and estimates (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of voluntary change in accounting policy [abstract]
Schedule of Financial Statements	The unaudited consolidated interim financial statements comprise the financial statements as of June 30, 2025, of the following subsidiaries.

	Principal activities	Country of incorporation	Percentage (%)
Name of subsidiary			Ownership June 30, 2025	Ownership December 31, 2024
Lifezone Holdings Limited	Holding company	Isle of Man	100.0%	100.0%
Lifezone Limited	Holding company	Isle of Man	100.0%	100.0%
Lifezone US Holdings Limited	Holding company	United Kingdom	100.0%	100.0%
Lifezone Holdings US, LLC	Holding company	United State of America	100.0%	100.0%
Lifezone Services US, LLC	Service company	United State of America	100.0%	100.0%
Lifezone Recycling US, LLC[1]	Recycling	United State of America	94.4%	94.0%
LZ Services Limited	Service company	United Kingdom	100.0%	100.0%
Kabanga Holdings Limited	Holding company	Cayman Islands	83.0%	83.0%
Kabanga Nickel Company Limited	Holding company	Tanzania	83.0%	83.0%
Kabanga Nickel Limited	Holding company	United Kingdom	83.0%	83.0%
Kagera Mining Company Limited	Mining	Tanzania	83.0%	83.0%
Lifezone Asia-Pacific Pty Ltd	Service company	Australia	100.0%	100.0%
The Simulus Group Pty Limited	Holding company	Australia	100.0%	100.0%
Simulus Pty Limited	Laboratory and Engineering	Australia	100.0%	100.0%
Romanex International Limited	Holding company	Canada	83.0%	83.0%
Tembo Nickel Corporation Limited	Mining	Tanzania	69.7%	69.7%
Tembo Nickel Mining Company Limited	Mining	Tanzania	69.7%	69.7%
Tembo Nickel Refining Company Limited	Refining	Tanzania	69.7%	69.7%
1In May 2025, Lifezone funded $2 million into Lifezone Recycling US, LLC resulting in a change in its ownership from 94% to 94.4%. Please refer to Note 1 for more details.
Schedule of Restatement of Prior Period Financials
The following tables present the effects of correcting this error on Lifezone's financial statements as of June 30, 2024:

	Lifezone Equity as previously reported as of June 30, 2024	Impact of correction of the error in relation to BHP investment	Impact of correction of the error in relation to Glencore investment	Lifezone Equity restated as of June 30, 2024
	$	$	$	$
Equity
Share capital	7,829	-	-	7,829
Share premium	178,718,812	-	-	178,718,812
Shared based payment reserve	265,558,785	-	-	265,558,785
Warrant reserves	15,017,257	-	-	15,017,257
Other reserves	(5,314,302)	73,226,449	(180,000)	67,732,147
Foreign currency translation reserve	56,060	-	-	56,060
Redemption reserve	280,808	-	-	280,808
Accumulated deficit	(418,864,652)	-	-	(418,864,652)
Total shareholders’ equity	35,460,597	73,226,449	(180,000)	108,507,046
Non-controlling interests	83,422,155	(73,226,449)	180,000	10,375,706
Total equity	118,882,752	-	-	118,882,752

Schedule of Restatement of Cash Flow Statement	The following tables present the effects of correcting this error on cash used in operating and investing activities for the six months ended June 30, 2024. As shown in the table below there was no impact on cash flow from financing activities or net increase in cash and cash equivalents:

	As previously reported for the six months ended June 30, 2024	Impact of correction of error	As restated for the six months ended June 30, 2024
	$	$	$

Cash used in operating activities	(8,336,912)	(2,133,812)	(10,470,724)
Cash used in investing activities	(26,750,135)	2,133,812	(24,616,323)
Cash flow from financing activities	49,230,396	-	49,230,396
Net increase in cash and cash equivalents	14,143,349	-	14,143,349